24F-2NT 1 safunds_24f-2nt.htm REGISTRATION OF SECURITIES PURSUANT TO RULE 24F-2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.	Name and address of issuer:
        SA Funds Investment Trust
        3055 Olin Ave. Suite 2000
        San Jose, CA 95128

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series
        and classes of securities of the issuer, check the box but do not
        list series or classes): 1   ?

3.	Investment Company Act File Number:
 	811-09195

        Securities Act File Number:
        333-70423

4(a).   Last day of fiscal year for which this Form is filed:
        June 30, 2011

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this
	Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):	 	 $666,989,856

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	 	 $489,322,669

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	 			 $9 6,159,180

  	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
								 $585,481,849

	(v)	Net sales if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:
								 $81,508,007

	(vi)	Redemption credits available for use in future years
		if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:	 			$	0

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):
								$0.0001161

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):
								$9,463

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
	(number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.	Interest due if this Form is being filed more than 90 days after
	the end of the issuer's
	fiscal year (see Instruction D):			$0

8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:				$0

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:  09/27/2011

	Method of Delivery:

		X	Wire Transfer
			1Mail or other means



						SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marcy Tsagarakis

				Secretary, SA Funds Investment Trust

Date	9/23/2011